Significant equity transactions, mergers and acquisitions and investments	12 Months Ended
Mar. 31, 2020
Significant equity transactions, mergers and acquisitions and investments
Significant equity transactions, mergers and acquisitions and investments
4.	Significant equity transactions, mergers and acquisitions and investments

Equity transactions

(a)  Additional investment in Lazada Group S.A. (“Lazada”)

Lazada is a consolidated subsidiary of the Company and it operates a leading and fast-growing e-commerce platform in Southeast Asia for small and medium-sized enterprises, regional and global brands. During the years ended March 31, 2018, 2019 and 2020, the Company made capital injections and acquired additional equity in Lazada amounting to US$1,586 million (RMB10,579 million), US$790 million (RMB5,355 million) and US$2,056 million (RMB14,368 million), respectively. These transactions resulted in a reduction of noncontrolling interests amounting to RMB1,681 million, an addition of RMB400 million and a reduction of RMB466 million for the same periods, respectively. In June 2020, the Company made an additional capital injection of US$250 million in Lazada. Upon the completion of these transactions, the Company held substantially all of the equity interest in Lazada.

Mergers and acquisitions

(b)  Acquisition of HQG, Inc. (“Kaola”)

Kaola is an import e-commerce platform in the PRC. In September 2019, the Company acquired a 100% equity interest in Kaola from NetEase, Inc. for an aggregate purchase price of US$1,874 million (RMB13,326 million), comprising cash and approximately 14.3 million newly issued ordinary shares (equivalent to approximately 1.8 million ADSs) of the Company valued at US$316 million (RMB2,252 million).

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,621
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	2,531
User base and customer relationships	1,297
Non-compete agreements	1,040
Developed technology and patents	394
Goodwill	6,781
Deferred tax liabilities	(338)
Total	13,326
4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(b)  Acquisition of HQG, Inc. (“Kaola”) (Continued)

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	10,025
- share consideration	2,252
- contingent consideration (iii)	1,049
Total	13,326

(i)	Net assets acquired primarily included inventories of RMB1,943 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 8.5 years.
(iii)	Contingent consideration primarily includes cash consideration that is contingently payable upon the satisfaction of certain non-compete provisions by the selling equity holders, and will not exceed RMB846 million.

The Company expected that the acquisition will further elevate the Company’s import service and experience for consumers in the PRC through synergies across the Company’s digital economy. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Kaola and the Company, the assembled workforce and their knowledge and experience in the import e-commerce sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

(c)   Acquisition of Alibaba Pictures Group Limited (“Alibaba Pictures”)

Alibaba Pictures, a company that is listed on the HKSE, is an Internet-driven integrated platform that covers content production, promotion and distribution, intellectual property licensing and integrated management, cinema ticketing management and data services for the entertainment industry. In December 2017, the Company determined that the decline in the market value against the carrying value of this equity method investment (Note 14) was other-than-temporary and an impairment charge of RMB18,116 million was recorded in share of results of equity investees in the consolidated income statement for the year ended March 31, 2018.

In March 2019, the Company subscribed for newly issued ordinary shares of Alibaba Pictures for a cash consideration of HK$1,250 million (RMB1,069 million). Upon the completion of the transaction, the Company’s equity interest in Alibaba Pictures increased from approximately 49% to approximately 51%, and Alibaba Pictures became a consolidated subsidiary of the Company.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(c)   Acquisition of Alibaba Pictures Group Limited (“Alibaba Pictures”) (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	11,766
Amortizable intangible assets (ii)
User base and customer relationships	2,979
License	934
Developed technology and patents	516
Trade names, trademarks and domain names	221
Goodwill	18,750
Deferred tax liabilities	(969)
Noncontrolling interests (iii)	(16,899)
Total	17,298

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	1,069
- fair value of previously held equity interests	16,229
Total	17,298

(i)	Net assets acquired primarily included cash, cash equivalents and short-term investments of RMB4,444 million and investment securities of RMB5,065 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 11.4 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

A gain of RMB5,825 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated with reference to the market price per share as of the acquisition date.

The Company expected greater integration and synergies between Alibaba Pictures and the Company’s related businesses on both content production and distribution to deliver high-quality entertainment experiences for consumers in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Alibaba Pictures and the Company, the assembled workforce and their knowledge and experience in the digital media and entertainment sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”)

Ele.me

Ele.me is a leading on-demand delivery and local services platform in the PRC, which was previously owned by a joint investment vehicle established by the Company and Ant Group. In April and August 2017, the joint investment vehicle completed additional investments in newly issued preferred shares in Ele.me for a total investment amount of US$1,200 million (RMB8,090 million), of which the Company’s investment was US$864 million (RMB5,824 million). As a result, the Company’s effective equity interest in Ele.me increased to approximately 27% on a fully diluted basis. The investment was accounted for using the measurement alternative (Note 12).

In May 2018, the joint investment vehicle completed the acquisition of all outstanding shares of Ele.me that it did not already own at a consideration of US$5,482 million (RMB34,923 million). Upon the completion of the acquisition, Ele.me became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net liabilities assumed (i)	(6,327)
Amortizable intangible assets (ii)
User base and customer relationships	13,702
Trade names, trademarks and domain names	5,764
Non-compete agreements	4,188
Developed technology and patents	1,415
Goodwill	34,572
Deferred tax liabilities	(481)
Noncontrolling interests (iii)	(5,015)
Total	47,818

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	30,133
‑ contingent cash consideration (iv)	4,790
‑ fair value of previously held equity interests	12,895
Total	47,818

(i)	Net liabilities assumed primarily included payables to merchants and other logistics providers of RMB4,259 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding ten years and a weighted-average amortization period of 5.8 years.
(iii)	Fair value of the noncontrolling interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.
(iv)	The amount is payable contingent upon the satisfaction of certain non-compete provisions by the respective selling equity holders, and will not exceed RMB4,790 million.
4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”) (Continued)

A gain of RMB1,657 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests was estimated based on the equity value of Ele.me derived by the purchase consideration, adjusted for a discount for control premium.

The Company expected that the acquisition will deepen Ele.me’s integration into the Company’s digital economy and advance the Company’s New Retail strategy to provide a seamless online and offline consumer experience in the local consumer services sector. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Ele.me and the Company, the assembled workforce and their knowledge and experience in the local consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

Integration of Ele.me and Koubei

Koubei is one of the PRC’s leading restaurant and local services guide platforms for in-store consumption, which was previously set up by the Company and Ant Group. The investment in Koubei was previously accounted for under the equity method (Note 14).

In December 2018, the Company completed the integration of Ele.me and Koubei under a newly established holding company and paid a cash consideration of US$465 million (RMB3,196 million) in connection with the integration. Immediately prior to the integration, the Company held an approximately 90% equity interest in Ele.me and an approximately 38% equity interest in Koubei on a fully diluted basis. Upon the completion of the integration, the Company held an approximately 72% equity interest in this new holding company (“Local Services Holdco”) which owns substantially all of the equity interest in Ele.me and Koubei, resulting in an effective controlling equity interest held by the Company in each of Ele.me and Koubei, and Koubei became a consolidated subsidiary of the Company. Upon the completion of the integration, the Company’s effective equity interest in Ele.me decreased, resulting in an increase in noncontrolling interests and additional paid-in capital amounting to RMB6,715 million and RMB7,515 million, respectively.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”) (Continued)

The allocation of the purchase price as of the date of acquisition of Koubei is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	3,261
Amortizable intangible assets (ii)
User base and customer relationships	18,330
Trade names, trademarks and domain names	1,158
Developed technology and patents	322
Goodwill	36,817
Deferred tax liabilities	(2,372)
Noncontrolling interests (iii)	(17,682)
Total	39,834

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	3,196
‑ non-cash consideration	14,648
‑ fair value of previously held equity interests	21,990
Total	39,834

(i)	Net assets acquired primarily included cash and cash equivalents of RMB4,475 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 6.3 years.
(iii)	Fair value of the noncontrolling interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

A gain of RMB21,990 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2019. The fair value of the previously held equity interests as of the acquisition date was estimated based on the purchase price to acquire newly issued preferred shares of Local Services Holdco that was paid by new and existing investors in December 2018, with certain adjustments made to reflect other factors that may affect the fair value estimation.

The Company expected that its commerce platform technology, know-how and infrastructure will deliver consumer insights and digitized operational solutions to empower local merchants on the Koubei platform. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Koubei and the Company, the assembled workforce and their knowledge and experience in the local consumer services sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(d)   Acquisitions and integration of Rajax Holding (“Ele.me”) and Koubei Holding Limited (“Koubei”) (Continued)

Subsequent to the integration, the Company acquired additional equity interest in Local Services Holdco for a cash consideration of US$1,905 million (RMB13,082 million) in December 2018. Other investors, including SoftBank, also acquired equity interests in Local Services Holdco. As a result, noncontrolling interests increased by RMB3,216 million.

During the year ended March 31, 2020, the Company subscribed for additional equity interest in Local Services Holdco for a cash consideration of US$1,350 million (RMB9,399 million). Other investors, including SoftBank, also acquired equity interests in Local Services Holdco. As a result, noncontrolling interests increased by RMB5,162 million. In May 2020, the Company subscribed for additional equity interest in Local Services Holdco for a cash consideration of US$450 million. Upon the completion of these transactions, the Company’s equity interest in Local Services Holdco was approximately 73%.

(e)   Acquisition of DSM Grup Danışmanlık İletişim ve Satış Ticaret A.Ş. (“Trendyol”)

Trendyol is a leading e-commerce platform in Turkey. In July 2018, the Company acquired an approximately 85% equity interest in Trendyol for a cash consideration of US$728 million (RMB4,980 million). In connection with the transaction, the Company also entered into an agreement with the founders of Trendyol, allowing them to acquire additional equity interests in Trendyol from the Company or sell a portion of their equity interests in Trendyol to the Company in the future.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	1,009
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	660
User base and customer relationships	388
Developed technology and patents	30
Goodwill	3,938
Deferred tax liabilities	(228)
Noncontrolling interests (iii)	(817)
Total	4,980

(i)	Net assets acquired primarily included cash and cash equivalents of RMB1,206 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 15 years and a weighted-average amortization period of 12.5 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date, adjusted for a discount for control premium, and includes the fair value of an option granted to the founders of Trendyol to acquire additional interests in Trendyol from the Company as of the date of acquisition.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(e)   Acquisition of DSM Grup Danışmanlık İletişim ve Satış Ticaret A.Ş. (“Trendyol”) (Continued)

The acquisition of Trendyol underscored the Company’s commitment to international expansion. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Trendyol and the Company, the assembled workforce and their knowledge and experience in e-commerce. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In December 2018, the Company purchased additional equity interest in Trendyol for a cash consideration of US$2 million (RMB16 million). The transaction resulted in a reduction of noncontrolling interest amounting to RMB14 million. In April 2020, the Company purchased additional equity interest in Trendyol for a cash consideration of US$125 million. Upon the completion of these transactions, the Company’s equity interest in Trendyol was approximately 86%.

(f)  Acquisition of Kaiyuan Commerce Co., Ltd. (“Kaiyuan”)

Kaiyuan is one of the leading department store operators in the northwestern part of the PRC. In April 2018, the Company acquired a 100% equity interest in Kaiyuan for a cash consideration of RMB3,362 million.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	2,750
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	203
Goodwill	1,047
Deferred tax liabilities	(638)
Total	3,362

(i)	Net assets acquired primarily included property and equipment of RMB3,458 million and bank borrowings of RMB651 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods of ten years.

The Company expected that Kaiyuan will complement the Company’s New Retail initiatives to reengineer the fundamentals of retail operations and transform the retail landscape. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Kaiyuan and the Company, the assembled workforce and their knowledge and experience in the retail business in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(g)   Acquisition of Cainiao Smart Logistics Network Limited (“Cainiao Network”)

Cainiao Network operates a logistics data platform and global fulfillment network that primarily leverage the capacity and capabilities of logistics partners. The Company previously held an approximately 47% equity interest in Cainiao Network. The investment was accounted for under the equity method (Note 14).

In October 2017, the Company completed the subscription for newly issued ordinary shares of Cainiao Network for a cash consideration of US$803 million (RMB5,322 million). Following the completion of the transaction, the Company’s equity interest in Cainiao Network increased to approximately 51% and Cainiao Network became a consolidated subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	23,937
Amortizable intangible assets (ii)
User base and customer relationships	9,344
Trade names, trademarks and domain names	4,965
Developed technology and patents	459
Goodwill	32,418
Deferred tax assets	920
Deferred tax liabilities	(5,197)
Noncontrolling interests (iii)	(33,189)
Total	33,657

Amounts
(in millions of RMB)
Total purchase price is comprised of:
‑ cash consideration	5,322
‑ fair value of previously held equity interests	28,335
Total	33,657

(i)	Net assets acquired primarily included the cash consideration of RMB5,322 million, property and equipment of RMB15,144 million and bank borrowings of RMB5,288 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding 16 years and a weighted-average amortization period of 14.3 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price per share as of the acquisition date.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(g)   Acquisition of Cainiao Smart Logistics Network Limited (“Cainiao Network”) (Continued)

A gain of RMB22,442 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated based on the purchase price per share of Cainiao Network as of the acquisition date.

The Company expected that the acquisition of control over Cainiao Network will help enhance the overall logistics experience for consumers and merchants across the Company’s digital economy, and enable greater efficiencies and lower costs in the logistics sector in the PRC. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Cainiao Network and the Company, the assembled workforce and their knowledge and experience in the logistics sector in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In September and November 2019, the Company purchased additional equity interests in Cainiao Network for a cash consideration of US$3,482 million (RMB24,415 million), which resulted in a reduction of noncontrolling interests amounting to RMB4,367 million. Upon the completion of these transactions, the Company’s equity interest in Cainiao Network increased from approximately 51% to approximately 63%.

In June 2020, the Company purchased additional equity interests in Cainiao Network for a cash consideration of RMB3,921 million. Upon the completion of this transaction, the Company’s equity interest in Cainiao Network increased to approximately 66%.

(h)   Acquisition of Intime Retail (Group) Company Limited (“Intime”)

Intime is one of the leading department store operators in the PRC that was previously listed on the HKSE. The Company previously owned an approximately 28% equity interest in Intime and the investment was accounted for under the equity method (Note 14).

In May 2017, the Company and the founder of Intime completed the privatization of Intime, upon which all of the issued and outstanding shares of Intime that the Company, the founder of Intime and certain other shareholders did not own were canceled in exchange for a payment of HK$10.00 per share in cash. The Company paid a cash consideration of HK$12,605 million (RMB11,131 million) in the privatization. Upon the completion of the privatization, the Company increased its shareholding in Intime to approximately 74 % and Intime became a consolidated subsidiary of the Company. Following the completion of the privatization, the listing of the shares of Intime on the HKSE was withdrawn.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(h)   Acquisition of Intime Retail (Group) Company Limited (“Intime”) (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
(in millions of RMB)
Net assets acquired (i)	20,920
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	1,131
User base and customer relationships	72
Developed technology and patents	16
Goodwill	4,757
Deferred tax liabilities	(2,790)
Noncontrolling interests (iii)	(6,301)
Total	17,805

Amounts
(in millions of RMB)
Total purchase price is comprised of:
- cash consideration	11,131
- fair value of previously held equity interests	6,674
Total	17,805

(i)	Net assets acquired primarily included property and equipment of RMB23,492 million and bank borrowings of RMB4,110 million as of the date of acquisition.
(ii)	Acquired amortizable intangible assets had estimated amortization periods not exceeding eleven years and a weighted-average amortization period of 10.1 years.
(iii)	Fair value of the noncontrolling interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

A gain of RMB1,861 million in relation to the revaluation of the previously held equity interests was recorded in interest and investment income, net in the consolidated income statement for the year ended March 31, 2018. The fair value of the previously held equity interests was estimated with reference to the purchase price of HK$10.00 per share in the privatization.

The Company expected Intime to support its strategy to transform conventional retail by leveraging its substantial consumer reach, rich data and technology. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of Intime and the Company, the assembled workforce and their knowledge and experience in the retail business in the PRC. The Company did not expect the goodwill recognized to be deductible for income tax purposes.

In February 2018 and October 2018, the Company purchased additional ordinary shares of Intime from certain minority shareholders for a cash consideration of HK$6,712 million (RMB5,428 million) and HK$203 million (RMB180 million), respectively, which resulted in a reduction of noncontrolling interests amounting to RMB5,854 million and RMB162 million during the years ended March 31, 2018 and 2019, respectively. Upon the completion of the purchase of additional ordinary shares in October 2018, the Company’s equity interest in Intime increased to approximately 99%.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(i)   Other acquisitions

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Net (liabilities) assets	(58)	2,133	846
Identifiable intangible assets	411	2,560	364
Deferred tax liabilities	(60)	(545)	(53)
	293	4,148	1,157
Noncontrolling interests and mezzanine equity	(77)	(2,993)	(998)
Net identifiable assets	216	1,155	159
Goodwill	618	6,465	7,840
Total purchase consideration	834	7,620	7,999
Fair value of previously held equity interests	(133)	(1,778)	(2,215)
Purchase consideration settled	(575)	(5,053)	(5,146)
Deferred consideration as of year end	126	789	638

Total purchase consideration is comprised of:
- cash consideration	701	5,842	5,784
- fair value of previously held equity interests	133	1,778	2,215
Total	834	7,620	7,999

In relation to the revaluation of previously held equity interests, the Company recognized a gain of RMB133 million, RMB715 million and RMB1,538 million in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively, for the other acquisitions that constitute business combinations.

Pro forma results of operations for these acquisitions have not been presented because they are not material to the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, either individually or in aggregate.

Equity investments and others

(j)   Investment in Meinian Onehealth Healthcare Holdings Co., Ltd. (“Meinian”)

Meinian, a company that is listed on the Shenzhen Stock Exchange, offers health examination, health evaluation, health consulting, and other services. In November to December 2019, the Company, together with Ant Group, acquired new and existing shares of Meinian, representing an approximately 14% equity interest in Meinian for a total cash consideration of RMB6,700 million. Yunfeng, which is comprised of certain investment funds the general partner of which the Company’s director and former executive chairman has equity interests in, is also an investor in this transaction.

The investment in Meinian is accounted for under the equity method (Note 14) because the Company is able to exercise significant influence over operating and financial policies of Meinian. Out of the total cash consideration, RMB2,573 million was allocated to amortizable intangible assets, RMB4,579 million was allocated to goodwill, RMB643 million was allocated to deferred tax liabilities and RMB191 million was allocated to net assets acquired.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(k)    Investment in AliExpress Russia Holding Pte. Ltd. (“AliExpress Russia Joint Venture”)

AliExpress Russia Joint Venture is a joint venture set up by the Company, Mail.ru Group Limited (“Mail.ru Group”, a leading Internet company in Russia), Public Joint Stock Company MegaFon (“MegaFon”, a Russian mobile telecommunications operator) and Joint Stock Company “Managing Company of Russian Direct Investment Fund” (“RDIF”, a Russian sovereign wealth fund). In October 2019, the Company invested approximately US$100 million into the joint venture and contributed the Company’s AliExpress Russia businesses into the joint venture. The other shareholders of the joint venture also made cash and non-cash contributions to the joint venture pursuant to the transaction documents. After the completion of the transaction, the Company holds an approximately 56% equity interest and less-than-majority voting rights in the joint venture. In connection with the transaction, the Company also entered into an option agreement with another shareholder of the joint venture, allowing the transfer of equity interest in the joint venture between the Company and this shareholder in the future. As part of the transaction, the Company has also acquired a minority stake in Mail.ru Group.

The contribution of the Company’s AliExpress Russia businesses into the joint venture resulted in the deconsolidation of these businesses, and a one-time gain of RMB10.3 billion was recognized in interest and investment income, net in the consolidated income statement for the year ended March 31, 2020.

The investment in the AliExpress Russia Joint Venture is accounted for under the equity method (Note 14). Out of the total consideration, RMB2,325 million was allocated to amortizable intangible assets, RMB4,290 million was allocated to goodwill, RMB116 million was allocated to deferred tax liabilities and RMB1,630 million was allocated to net assets acquired.

(l)   Investment in Ant Small and Micro Financial Services Group Co., Ltd. (“Ant Group”)

SAPA

In August 2014, the Company entered into a share and asset purchase agreement (together with all subsequent amendments, the “SAPA”), and entered into or amended certain ancillary agreements including an amendment and restatement of the intellectual property license agreement with Alipay (the “2014 IPLA”). Pursuant to these agreements, the Company restructured its relationships with Ant Group and Alipay.

In February 2018, the Company amended both the SAPA and the Alipay commercial agreement, and agreed with Ant Group and certain other parties on forms of certain ancillary agreements. In September 2019, the Company further amended the SAPA and entered into a cross license agreement and certain ancillary agreements and amendments, including the previously agreed form of amendment and restatement of the 2014 IPLA (“the Amended IPLA”).

Apart from the amended provisions described below, the key terms of the agreements with Ant Group and Alipay from the 2014 restructuring remain substantially unchanged.

Issuance of equity interest

In September 2019, following the satisfaction of the closing conditions, the Company received the 33% equity interest in Ant Group pursuant to the SAPA.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(l)   Investment in Ant Small and Micro Financial Services Group Co., Ltd. (“Ant Group”) (Continued)

Under the SAPA, the consideration to acquire the newly issued 33% equity interest in Ant Group was fully funded by concurrent payments from Ant Group to the Company in consideration for certain intellectual property rights and assets that the Company transferred to Ant Group upon the issuance of the equity interest. Such consideration was determined based on the fair values of the underlying assets exchanged in the transaction as described above at contract inception in 2014, whereby the fair value of the intellectual property rights and assets approximated the fair value of the equity interest at the time.

The Company accounts for its equity interest in Ant Group under the equity method (Note 14). Upon the receipt of the equity interest in September 2019, this investment was initially measured at cost, with an upward adjustment determined based on the fair value of the Company’s share of Ant Group’s net assets as of the completion date of the transaction.

Upon the completion, the Company recorded the 33% equity interest in Ant Group with a carrying value amounting to RMB90.7 billion in investment in equity investees, other cost reimbursement of RMB0.6 billion from Ant Group to the Company pursuant to the SAPA and the deferred tax effect of RMB19.7 billion, with a corresponding gain of RMB71.6 billion recorded in interest and investment income, net in the year ended March 31, 2020. The difference between the carrying value of the 33% equity interest in Ant Group and the Company’s share of the carrying value of Ant Group’s net assets upon completion is a basis difference, which mainly represents the fair value adjustments of amortizable intangible assets and equity investments. These adjustments amounted to RMB24.5 billion and RMB5.3 billion, respectively, both of which were net of their corresponding tax effects.

The application of accounting principles related to the measurement of the 33% equity interest in Ant Group and the recognition of the upward adjustment require significant management judgment, which included (i) determination of the contract inception date of the SAPA for the initial measurement of the 33% equity interest in Ant Group and (ii) determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter.

In relation to the determination of the contract inception date of the SAPA, management considered the relevant U.S. GAAP guidance and focused on the legal enforceability of the agreement, and determined that the contract inception date was in 2014.

In relation to the determination of the accounting treatment for the difference between the Company’s share of the fair value of Ant Group’s net assets acquired and the cost of investment when the former is greater than the latter, in the absence of specific guidance and with the diversity in practice, management assessed various views derived from the interpretations of relevant U.S. GAAP and made reference to the relevant guidance of other international accounting framework and recognized the difference under interest and investment income, net with a corresponding increase to the initial carrying value of the investment in Ant Group.

Subsequent to the receipt of the equity interest in Ant Group, the proportionate share of results of Ant Group, adjusted for the effects of the basis difference as described above, is recorded in share of results of equity investees in the consolidated income statements on a one quarter in arrears basis.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(l)   Investment in Ant Small and Micro Financial Services Group Co., Ltd. (“Ant Group”) (Continued)

Pre-emptive rights

Following the receipt of equity interest in Ant Group, the Company has pre-emptive rights to participate in other issuances of equity securities by Ant Group and certain of its affiliates prior to the time of Ant Group meeting certain minimum criteria for a qualified IPO set forth in the SAPA (a “Qualified IPO”). These pre-emptive rights entitle the Company to maintain the equity ownership percentage the Company holds in Ant Group immediately prior to any such issuances. In connection with the exercise of the pre-emptive rights, the Company is also entitled to receive certain payments from Ant Group, effectively funding the subscription for these additional equity interest, up to a value of US$1.5 billion, subject to certain adjustments. In addition, under the SAPA, in certain circumstances the Company is permitted to exercise pre-emptive rights through an alternative arrangement which will further protect the Company from dilution. The value of the pre-emptive rights was considered to be insignificant.

Corporate governance provisions

Under the SAPA, in addition to an independent director, the Company has the right to nominate two officers or employees of the Company for election to the board of Ant Group. In each case, these director nomination rights will continue unless required to be terminated by applicable laws and regulations or listing rules in connection with an Ant Group Qualified IPO process or the Company ceases to own a certain amount of its post-issuance equity interest in Ant Group. In September 2019, the Company nominated two officers of the Company who have then been elected to the board of Ant Group pursuant to these director nomination rights under the SAPA.

2014 IPLA and Amended IPLA

2014 IPLA

Under the 2014 IPLA, the Company received, in addition to a software technology service fee, royalty streams related to Alipay and other current and future businesses of Ant Group (collectively, the “Profit Share Payments”). The Profit Share Payments were paid at least annually and equaled the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. The expense reimbursement represented the reimbursement for the costs and expenses incurred by the Company in the provision of software technology services. The Company accounted for the Profit Share Payments in the periods when the services were provided, where the payments were expected to approximate the estimated fair values of the services provided. Upon the receipt of the equity interest in September 2019, the Company terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated.

Income in connection with the Profit Share Payments, net of costs incurred by the Company, of RMB3,444 million, RMB517 million and RMB3,835 million, was recorded in other income, net in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively (Notes 6 and 22).

Amended IPLA

Pursuant to the SAPA, the Company, Ant Group and Alipay entered into the Amended IPLA upon the receipt of the 33% equity interest in Ant Group in September 2019, at which time the Company also transferred certain intellectual property and assets to Ant Group.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(l)   Investment in Ant Small and Micro Financial Services Group Co., Ltd. (“Ant Group”) (Continued)

The Amended IPLA will terminate upon the earliest of:

●	the full payment of all pre-emptive rights funded payments under the SAPA;
●	the closing of a Qualified IPO of Ant Group or Alipay; and
●	the transfer to Ant Group of intellectual property the Company owns that is exclusively related to the business of Ant Group.

(m) Investment in China TransInfo Technology Co., Ltd. (“China TransInfo”)

China TransInfo, a company that is listed on the Shenzhen Stock Exchange, is a PRC-based smart city infrastructure and service provider, whose offerings include intelligent transportation operation services. In June 2019, the Company acquired a 15% equity interest in China TransInfo for a cash consideration of RMB3,595 million. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

(n)   Investment in Red Star Macalline Group Corporation Limited (“Red Star”)

Red Star, a company that is listed on both the HKSE and Shanghai Stock Exchange, is a leading home improvement and furnishings shopping mall operator in the PRC. In May 2019, the Company completed the subscription of exchangeable bonds issued by the controlling shareholder of Red Star for a cash consideration of RMB4,359 million. The exchangeable bonds have a term of five years and are exchangeable into ordinary shares of Red Star at an initial price of RMB12.28 per share. The exchangeable bonds are accounted for under the fair value option and recorded under investment securities (Note 12). In addition, the Company acquired an approximately 2% equity interest in Red Star for a total consideration of HK$447 million (RMB390 million). The equity interest in Red Star is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12). The Offshore Retail Fund (Note 4(r)) is also an investor in this transaction.

(o)   Investment in STO Express Co., Ltd. (“STO Express”)

STO Express, a company that is listed on the Shenzhen Stock Exchange, is one of the leading express delivery services companies in the PRC. In March 2019, the Company made a loan to the controlling shareholder of STO Express with a principal amount of RMB5.0 billion for a term of three years. The controlling shareholder of STO Express has pledged a portion of its equity interest in STO Express in relation to the loan. The loan is accounted for at amortized cost and is recorded under investment securities (Note 12) on the consolidated balance sheets.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(o)   Investment in STO Express Co., Ltd. (“STO Express”) (Continued)

In July 2019, the Company acquired a 49% equity interest in an investment vehicle which holds a 29.9% equity interest in STO Express (equivalent to an effective equity interest of approximately 14.7% in STO Express) for a cash consideration of RMB4.7 billion. The investment is accounted for under the fair value option and recorded under investment securities (Note 12). The investment vehicle was established by the controlling shareholder of STO Express, and the Company subsequently entered into an option agreement with this controlling shareholder. Under the terms of the agreement, the Company may elect to acquire an additional effective equity interest of approximately 31.3% in STO Express through a call option to acquire the remaining 51% equity interest in this investment vehicle and another call option to acquire a 16.1% effective equity interest in STO Express for a total consideration of RMB10.0 billion. The Company can exercise the options to acquire equity interests in the investment vehicles or in STO Express at any time during the three-year period beginning on December 28, 2019. These options are measured at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12). Unrealized loss recorded in interest and investment income, net relating to these options amounted to RMB1,766 million during the year ended March 31, 2020.

(p)   Investment in Focus Media Information Technology Co., Ltd. (“Focus Media”)

Focus Media, a company that is listed on the Shenzhen Stock Exchange, operates a media network for advertisements, including within cinemas, and advertising posters and displays in elevators of office and residential buildings. During the year ended March 31, 2019, the Company acquired a total equity interest of approximately 7% in Focus Media for a cash consideration of approximately RMB10.7 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12). New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”) (Note 4(r)) is also an investor in this transaction.

The Company has also entered into an agreement with Hangzhou Hanyun Xinling Equity Investment Fund Partnership (the “Onshore Retail Fund”) (Note 4(r)) under which the Onshore Retail Fund will participate in the gain and loss related to a certain portion of the equity interest in Focus Media held by the Company. The arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

In addition, the Company agreed to acquire a 10% equity interest of an entity controlled by the founder and chairman of Focus Media, which holds an approximately 23% equity interest in Focus Media, for a cash consideration of US$511 million. This transaction has not been completed as of March 31, 2020. Such arrangement is carried at fair value with unrealized gains and losses recorded in the consolidated income statements.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(q) Investment in PT Tokopedia (“Tokopedia”)

Tokopedia operates one of the leading e-commerce platforms in Indonesia. During the year ended March 31, 2018, the Company completed a minority investment in existing and newly issued preferred shares of Tokopedia for a total cash consideration of US$445 million (RMB2,920 million). In connection with the initial investment, the Company also agreed to subscribe for up to US$500 million in additional preferred shares of Tokopedia at the then fair market value if so elected by Tokopedia during a 24-month period after the completion of the initial investment. Pursuant to the agreement, the Company acquired additional newly issued preferred shares of Tokopedia for a total cash consideration of US$500 million (RMB3,443 million) in December 2018. Upon the completion of this investment, the Company held an approximately 29% equity interest in Tokopedia on a fully diluted basis. SoftBank is also an existing shareholder of Tokopedia. The preferred shares are not considered in-substance common stock given that the shares contain certain terms such as liquidation preference over ordinary shares. The investment is accounted for using the measurement alternative (Note 12).

(r)  Investments in Hangzhou Hanyun Xinling Equity Investment Fund Partnership (the “Onshore Retail Fund”) and New Retail Strategic Opportunities Fund, L.P. (the “Offshore Retail Fund”)

The Onshore Retail Fund and the Offshore Retail Fund were set up to raise capital to invest in retail related businesses in the PRC and internationally, respectively. The Company is able to exercise significant influence over the investment decisions in both funds. In August 2017 and January 2018, the Company made a commitment to invest RMB1.6 billion and US$200 million in the Onshore Retail Fund and the Offshore Retail Fund, relating to which the Company has funded RMB462 million, RMB922 million and RMB867 million to the Onshore Retail Fund as of March 31, 2018, 2019 and 2020, respectively; and US$77 million, US$78 million and US$84 million to the Offshore Retail Fund as of March 31, 2018, 2019 and 2020, respectively. As of March 31, 2020, the Company held an approximately 20% equity interest in the Onshore Retail Fund and an approximately 10% equity interest in the Offshore Retail Fund. The investments are accounted for under the equity method (Note 14).

(s)  Investment in Huatai Securities Co., Ltd. (“Huatai Securities”)

Huatai Securities, a company that is listed on both the Shanghai Stock Exchange and the HKSE, is a leading integrated securities group in the PRC. In July 2018, the Company acquired an approximately 3% interest in Huatai Securities for a cash consideration of RMB3.5 billion. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

(t)  Investment in ZTO Express (Cayman) Inc. (“ZTO Express”)

ZTO Express, a company that is listed on the NYSE, is one of the leading express delivery services companies in the PRC. In June 2018, the Company completed an investment in newly issued ordinary shares of ZTO Express for a cash consideration of US$1,100 million (RMB7,114 million), representing an approximately 8% equity interest in ZTO Express. The Offshore Retail Fund (Note 4(r)) is also an investor in this transaction. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(u)   Investment in Huitongda Network Co., Ltd. (“Huitongda”)

Huitongda operates a rural online services platform in the PRC. In April 2018, the Company completed an investment in existing and newly issued shares of Huitongda for a cash consideration of RMB4,500 million, representing a 20% equity interest in Huitongda. The equity interest in Huitongda held by the Company is not considered in-substance common stock given that the equity interest contains certain terms such as liquidation preference over ordinary shares. As a result, the investment is accounted for using the measurement alternative (Note 12).

(v)   Investment in Shiji Retail Information Technology Co., Ltd. (“Shiji Retail”)

Shiji Retail is engaged in the provision of retail information system solutions. In April 2018, the Company acquired a 38% equity interest in Shiji Retail for a cash consideration of US$486 million (RMB3,062 million). The equity interest in Shiji Retail held by the Company is not considered in-substance common stock given that the equity interest contains certain terms such as liquidation preference over ordinary shares. As a result, the investment is accounted for using the measurement alternative (Note 12).

(w)  Investment in Wanda Film Holding Co., Ltd. (“Wanda Film”)

Wanda Film, a company that is listed on the Shenzhen Stock Exchange, is principally engaged in the investment and management of cinemas and film distribution businesses. In March 2018, the Company completed an investment in existing ordinary shares of Wanda Film for a cash consideration of RMB4,676 million, representing an approximately 8% equity interest in Wanda Film. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

(x)  Investment in Easyhome New Retail Group Co., Ltd. (“Easyhome”)

Easyhome is one of the largest home improvement supplies and furniture chains in the PRC. In March 2018, the Company completed an investment in Beijing Easyhome Furnishing Chain Group Co., Ltd. for a cash consideration of RMB3,635 million, representing a 10% equity interest. Yunfeng and the Onshore Retail Fund (Note 4(r)) are also investors in this transaction. The investment was accounted for using the measurement alternative (Note 12). In December 2019, Beijing Easyhome Furnishing Chain Group Co., Ltd. completed its reverse takeover of a company listed on the Shenzhen Stock Exchange. All registered capital of Beijing Easyhome Furnishing Chain Group Co., Ltd. previously held by the Company was converted into newly issued ordinary shares of Easyhome, representing an approximately 10% equity interest. Upon the completion of the reverse takeover, the investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(y)  Investment in Sun Art Retail Group Limited (“Sun Art”)

Sun Art, a company that is listed on the HKSE, is a leading hypermarket operator in the PRC. In December 2017, the Company completed investments in existing ordinary shares of Sun Art and existing ordinary shares of A-RT Retail Holdings Limited, a limited liability company incorporated in Hong Kong that holds an approximately 51% equity interest in Sun Art, for an aggregate consideration of HK$19,303 million (RMB16,264 million). In January 2018, the Company acquired additional ordinary shares of Sun Art from public shareholders through a mandatory general offer as required under Hong Kong regulations, for a cash consideration of HK$2 million (RMB2 million). After the completion of these transactions, the Company’s effective equity interest in Sun Art was approximately 31%, which is comprised of the direct equity interest of 21% and the indirect equity interest through its shareholding in A-RT Retail Holdings Limited. The Offshore Retail Fund (Note 4(r)) is also an investor in this transaction.

The investment in Sun Art is accounted for under the equity method (Note 14). Out of the total cash consideration, RMB2,499 million was allocated to amortizable intangible assets, RMB2,953 million was allocated to goodwill, RMB2,187 million was allocated to deferred tax liabilities and RMB12,999 million was allocated to net assets acquired.

(z) Investment in China United Network Communications Ltd. (“China Unicom”)

China Unicom, a company that is listed on the Shanghai Stock Exchange, is a major telecommunications company in the PRC. In October 2017, the Company completed an investment in newly issued ordinary shares of China Unicom for a cash consideration of RMB4,325 million, representing an approximately 2% equity interest in China Unicom. The investment is carried at fair value with unrealized gains and losses recorded in the consolidated income statements (Note 12).

(aa) Investment in BEST Inc. (formerly known as Best Logistics Technologies Limited) (“Best Logistics”)

Best Logistics is a provider of comprehensive supply chain solutions and services. In September 2017, in connection with the completion of Best Logistics’ initial public offering on the NYSE, all preferred shares of Best Logistics held by the Company were automatically converted into ordinary shares of Best Logistics. Concurrently, the Company acquired additional equity interests in Best Logistics for a cash consideration of US$100 million (RMB657 million), after which the equity interests in Best Logistics held by the Company increased to approximately 23%. Upon the completion of the share conversion, the original investment with a carrying value of US$256 million (RMB1,679 million) was reclassified from a cost method investment to an equity method investment (Note 14). Out of the total purchase price, which included the cash consideration and the carrying amount of the previously held interests in Best Logistics, RMB1,072 million was allocated to amortizable intangible assets, RMB443 million was allocated to goodwill, RMB214 million was allocated to deferred tax liabilities and RMB1,035 million was allocated to net assets acquired.

Cainiao Network (Note 4(g)) is also an existing shareholder of Best Logistics with an approximately 5% equity interest. Upon the consolidation of Cainiao Network in October 2017, the Company began to account for Cainiao Network’s investment in Best Logistics under the equity method (Note 14), and the fair value of this investment at the time amounting to US$215 million (RMB1,420 million) was recognized as the new investment cost. Out of this amount, RMB652 million was allocated to amortizable intangible assets, RMB270 million was allocated to goodwill, RMB131 million was allocated to deferred tax liabilities and RMB629 million was allocated to net assets acquired.

4.	Significant equity transactions, mergers and acquisitions and investments (Continued)

(aa) Investment in BEST Inc. (formerly known as Best Logistics Technologies Limited) (“Best Logistics”) (Continued)

After the completion of these transactions, the Company’s equity interest in Best Logistics was approximately 28%.

In September 2019, the Company subscribed for convertible senior notes issued by Best Logistics for a cash consideration of US$100 million. These convertible senior notes bear interest at a rate of 1.75% per annum and will mature in October 2024. These convertible senior notes are accounted for under the fair value option and recorded under investment securities (Note 12).

In June 2020, the Company subscribed for additional convertible senior notes issued by Best Logistics for a cash consideration of US$150 million. These convertible senior notes bear interest at a rate of 4.50% per annum and will mature in June 2025.

Transactions that were not completed as of March 31, 2020

(ab) Additional investment in Banma Network Technology Co., Ltd. (“Banma”)

Banma is a PRC-based intelligent car operating system and solution provider. The Company holds an approximately 36% effective equity interest in Banma on a fully diluted basis through an investment vehicle, which the Company accounts for under the equity method (Note 14). Yunfeng is also an existing shareholder in Banma. In May 2020, the Company and other shareholders of Banma signed certain agreements relating to the restructuring of Banma, pursuant to which, in exchange for certain non-cash consideration, the Company will receive additional equity interest in Banma, resulting in an approximately 50% effective equity interest in Banma on a fully diluted basis upon the completion of the restructuring, which is subject to customary closing conditions.

(ac) Additional investment in Alibaba Health Information Technology Limited (“Alibaba Health”)

Alibaba Health, a consolidated subsidiary of the Company that is listed on the HKSE, engages in pharmaceutical and healthcare product sales business, establishes Internet healthcare platforms and explores digital health using cloud computing and big data technologies. In April 2020, the Company transferred its business relating to certain pharmaceutical products, medical purpose food products, medical devices, adult products, healthcare products, medical and healthcare services and certain regulated health food products on the Tmall and/or Tmall Global platforms to Alibaba Health for an aggregate consideration of HK$8.1 billion, which was settled through the issuance of approximately 861 million newly issued ordinary shares of Alibaba Health. Upon the closing of this transaction, the Company’s equity interest in Alibaba Health increased to approximately 60%.